LONG-TERM INVESTMENTS - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Feb. 29, 2020 USD ($) Transaction	Feb. 28, 2019 USD ($) Transaction	Feb. 28, 2018 USD ($)	Feb. 29, 2020 $ / shares	Feb. 28, 2019 $ / shares	Dec. 31, 2018	Jul. 31, 2018
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment		$ 117,508,000	$ 243,542,000	$ 196,559,000
Gain (Loss) on disposal		25,002,000	3,363,000	9,026,000
Gain recognized for the conversion of debt securities to equity securities			95,491,000
Equity method investments, impairment gain (loss)		17,198,000	8,719,000	409,000
BabyTree
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment	$ 23,475,000
Gain (Loss) on disposal			760,000	3,044,000
Gain recognized for the conversion of debt securities to equity securities			95,491,000
Share Price | $ / shares					$ 1.44	$ 7.18
Loss on change in fair value		105,447,000
Jiangsu Qusu
Schedule of Investments [Line Items]
Ownership percentage (as a percent)								33.99%
Gain recognized			16,670
Other investments
Schedule of Investments [Line Items]
Impairment loss		3,444,000	14,489,000	0
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
Schedule of Investments [Line Items]
Ownership percentage (as a percent)							15.32%
Impairment loss		0
Long term Investment In Third party technology Company
Schedule of Investments [Line Items]
Impairment gain (loss)		$ (2,137,000)	$ (34,883,000)	$ (1,804,000)
Changing
Schedule of Investments [Line Items]
Ownership percentage (as a percent)		34.55%
Hypen
Schedule of Investments [Line Items]
Number of transactions | Transaction			3
DaDa
Schedule of Investments [Line Items]
Number of transactions | Transaction			2
Ximalaya Inc
Schedule of Investments [Line Items]
Number of transactions | Transaction		2
Ownership percentage (as a percent)		1.73%